NET INCOME(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss) attributable to AirNet Technology Inc.'s ordinary shareholders	$ 7,527	$ (31,477)	$ (90,097)
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	125,795,606	125,664,777	125,653,175
Weighted average shares used in calculating loss per ADS
Basic and diluted	125,795,606	125,664,777	125,653,175
Net loss per ordinary share
Basic and diluted	$ 0.06	$ (0.25)	$ (0.72)
Net loss per ADS
Basic and diluted	$ 0.06	$ (0.25)	$ (0.72)
ADS [Member]
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	12,579,561	12,566,478	12,565,318
Weighted average shares used in calculating loss per ADS
Basic and diluted	12,579,561	12,566,478	12,565,318
Net loss per ordinary share
Basic and diluted	$ 0.60	$ (2.50)	$ (7.17)
Net loss per ADS
Basic and diluted	$ 0.60	$ (2.50)	$ (7.17)